Federated Hermes Emerging Market Debt Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—69.9%
		Banking—1.5%
$200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	$189,000
200,000	[1,2]	Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	76,000
		TOTAL	265,000
		Chemicals & Plastics—1.7%
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	145,189
200,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	160,980
		TOTAL	306,169
		Oil & Gas—2.7%
1,000,000	[1,2]	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	46,750
275,000		Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 10.000%, 2/7/2033	265,210
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	169,245
		TOTAL	481,205
		Sovereign—61.3%
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	179,504
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	179,530
200,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	168,000
55,503	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	17,972
200,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2046	57,920
321,997	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 1.500%, 7/9/2035	91,543
100,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	31,402
22,899	[1,2]	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	6,297
55,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	44,547
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	204,640
200,000	[1,2]	Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	84,000
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	152,774
BRL 7,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	1,469,895
CZK 7,700,000		Czech, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	260,173
$150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.050%, 2/3/2031	149,747
69,024	[3]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/31/2030	21,388
63,500	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 1.500%, 7/31/2040	19,907
175,000	[3]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	54,227
100,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	35,356
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 3.875%, 2/16/2026	160,328
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	70,355
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	139,410
150,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	67,001
200,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	162,270
200,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	72,500
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	74,500
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	77,284
200,000		Ghana, Government of, Unsecd. Note, REGS, 8.125%, 1/18/2026	80,500
HUF 105,000,000		Hungary, Government of, Unsecd. Note, Series 27/A, 3.000%, 10/27/2027	221,383

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
IDR 4,600,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	$334,156
$200,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	199,000
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	88,206
$87,751		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	79,705
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	191,000
$200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	174,627
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	14,032
MXN 10,800,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	526,480
10,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	481,562
$200,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	146,169
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	165,260
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	202,061
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	194,695
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	196,902
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	88,000
PEN 1,150,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	265,806
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	317,644
RON 1,100,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	208,106
RUB 42,800,000	[1,2,4]	Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	28,514
$200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	150,620
200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.750%, 1/18/2028	197,746
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	141,545
$200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	141,282
200,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	178,214
ZAR 3,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	127,367
4,500,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	210,874
$200,000		State of Israel, Sr. Unsecd. Note, 4.500%, 1/17/2033	192,844
COP 3,300,000,000		Titulos De Tesoreria, Sr. Unsecd. Note, Series B, 6.250%, 7/9/2036	384,754
1,500,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 7.000%, 6/30/2032	209,212
$200,000	[1,2]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	36,164
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, 144A, 1.258%, 8/1/2041	88,780
200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	194,950
1,500,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	157,500
		TOTAL	10,668,130
		Telecommunications & Cellular—1.1%
200,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	195,375
		Transportation—0.2%
200,000	[1,2]	State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2030	35,754
		Utilities—1.4%
200,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.750%, 8/6/2023	199,250
200,000	[1,2]	NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2028	34,291
		TOTAL	233,541
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $18,081,278)	12,185,174

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—27.7%
		Banking—4.9%
$200,000	[5]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	$157,640
200,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	188,140
200,000		Akbank TAS, Sub. Note, REGS, 6.797% (5Y USD SWAP SEMI 30/360 +4.029%), 4/27/2028	193,522
200,000	[1,2,4]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	10,000
100,000	[5]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	86,100
200,000		Bank Leumi Le-Israel, Sub., 7.129% (5YR EUR Swap Annual +3.466%), 7/18/2033	200,776
200,000	[1,2,4,5]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,4,5]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	10,000
		TOTAL	856,178
		Chemicals & Plastics—3.2%
200,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 7.250%, 2/13/2033	195,386
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	167,017
200,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	189,786
		TOTAL	552,189
		Consumer Products—0.0%
25,000		Atento Luxco 1 SA, REGS, 8.000%, 2/10/2026	8,089
		Finance - Retail—0.5%
100,000		Ct Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	79,100
		Financial Intermediaries—1.1%
200,000		Mx Remit Fund Fiduc Est, Sr. Note, REGS, 4.875%, 1/15/2028	183,100
		Oil & Gas—9.8%
200,000		Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/24/2028	166,372
33,000		Ecopetrol SA, Sr. Unsecd. Note, 8.875%, 1/13/2033	32,373
200,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 4.875%, 3/30/2026	185,750
100,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	86,767
182,114		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	152,728
200,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	172,002
200,000		Leviathan Bond Ltd., Sr. Note, 6.500%, 6/30/2027	191,400
200,000		Medco Bell Pte Ltd., Term Loan—1st Lien, 144A, 6.375%, 1/30/2027	183,510
200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	170,000
100,000		Sierracol Energy Andina, Llc, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	78,394
190,000		Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	154,304
200,000		Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	126,163
		TOTAL	1,699,763
		Rail Industry—0.2%
39,200		Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	40,207
		Real Estate—2.9%
200,000		Country Garden Holdings Co., 3.300%, 1/12/2031	107,416
200,000		Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	199,535
200,000		Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	194,233
		TOTAL	501,184
		Retailers—0.5%
100,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, REGS, 5.750%, 6/8/2026	87,782
		Steel—1.2%
200,000		Posco, Sr. Unsecd. Note, 144A, 5.750%, 1/17/2028	202,391

Principal Amount, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Telecommunications & Cellular—2.2%
$200,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	$190,660
50,000	IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	41,188
100,000	Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 4.700%, 1/22/2028	69,185
100,000	Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	90,470
	TOTAL	391,503
	Transportation—1.2%
200,000	Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	200,947
	TOTAL CORPORATE BONDS (IDENTIFIED COST $5,927,315)	4,802,433
	EXCHANGE-TRADED FUND—0.1%
223	iShares MSCI India Index Fund (IDENTIFIED COST $9,123)	8,653
	PURCHASED CALL OPTION—0.0%
41,754	AUD CALL/USD PUT, JP Morgan, Notional Amount $41,754, Exercise Price $0.72, Expiration Date 07/13/2023	214
27,051	EUR CALL/USD PUT, Bank of New York Mellon, Notional Amount $27,051, Exercise Price $1.11, Expiration Date 07/13/2023	139
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,143)	353
	PURCHASED PUT OPTION—0.0%
30,000	USD PUT/CAD CALL, JP Morgan, Notional Amount $30,000, Exercise Price $1.32, Expiration Date 07/14/2023 (IDENTIFIED COST $447)	178
	INVESTMENT COMPANY—1.9%
331,617	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[6] (IDENTIFIED COST $331,617)	331,617
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $24,350,923)	17,328,408
	OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	72,170
	TOTAL NET ASSETS—100%	$17,400,578
At February 28, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10 Year Long Bond	14	$1,563,188	June 2023	$508
United States Treasury Notes Long Bond	8	$1,001,750	June 2023	$(8)
United States Treasury Notes Ultra Bond	2	$270,125	June 2023	$572
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,072
The average notional value of long futures contracts held by the Fund throughout the period was $2,700,313. This is based on contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
JP Morgan	USD CALL/CAD PUT	$30,000	7/14/2023	$1.359	$(545)
Put Options:
Bank of New York Mellon	EUR PUT/USD CALL	$27,959	7/13/2023	$1.073	$(655)

Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
JP Morgan	AUD PUT/USD CALL	$27,959	7/13/2023	$0.679	$(928)
(PREMIUMS PAID $1,572)					$(2,128)
The average market value of purchased put and call options held by the Fund throughout the period was $171 and $405, respectively. The average market values of written put and call options held by the Fund throughout the period was $626 and $221, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2023[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Morgan Stanley	Republic of Brazil	Sell	1.00%	12/20/2027	2.33%	$(200,000)	$(10,713)	$(13,576)	$2,863
Barclays	Republic of Colombia	Sell	1.00%	12/20/2027	2.92%	$(200,000)	$(15,009)	$(17,187)	$2,178
Barclays	Republic of Peru	Buy	1.00%	12/20/2027	1.10%	$200,000	$802	$2,299	$(1,497)
Barclays	Republic of Brazil	Sell	1.00%	12/20/2027	2.33%	$(200,000)	$(10,712)	$(10,193)	$(519)
TOTAL CREDIT DEFAULT SWAPS							$(35,632)	$(38,657)	$3,025
The average notional amount of credit default swap contracts held by the Fund throughout the period was $300,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/15/2023	Barclays	473,400,000 COP	$99,881	$(2,769)
3/15/2023	Citibank	1,921,200 MXN	$100,036	$4,652
3/15/2023	Credit Agricole	5,950,000 ZAR	$343,355	$(19,811)
3/15/2023	Morgan Stanley	499,605,000 COP	$99,974	$2,514
3/15/2023	Morgan Stanley	1,864,200 MXN	$99,939	$1,643
3/15/2023	Morgan Stanley	495,000 PLN	$114,024	$(2,876)
3/15/2023	State Street	4,678,050 MXN	$245,371	$9,541
3/15/2023	State Street	16,515,000 MXN	$874,505	$25,415
3/15/2023	State Street	18,433,850 MXN	$961,851	$42,629
3/16/2023	BNY Mellon	57,700,000 HUF	$147,192	$13,172
4/10/2023	Citibank	667,610 CNY	$100,030	$(3,534)
4/10/2023	HSBC	3,204,300 CNY	$471,151	$(8,006)
4/13/2023	Morgan Stanley	83,399,000 CLP	$99,941	$230
4/17/2023	Bank of America	44,300,000 COP	$8,878	$149
4/17/2023	BNP Paribas	71,910,000 COP	$15,036	$(383)
4/17/2023	Morgan Stanley	82,500,000 CLP	$98,279	$764
4/17/2023	State Street	123,550,000 KRW	$100,034	$(6,472)
4/19/2023	Morgan Stanley	131,725 SGD	$99,947	$(2,132)
4/24/2023	HSBC	525,000 BRL	$99,627	$(340)
4/24/2023	UBS	525,000 BRL	$101,998	$(2,710)
4/27/2023	BNP Paribas	8,208,350 INR	$99,981	$(1,132)
4/27/2023	Morgan Stanley	50,000 GBP	1,126,467 MXN	$(672)
5/9/2023	UBS	159,000 BRL	$30,125	$(145)
5/15/2023	Barclays	1,154,240 PEN	$296,723	$5,771
5/15/2023	Credit Agricole	5,353,950 THB	$161,732	$(9,081)
5/15/2023	UBS	3,411,800,000 IDR	$225,668	$(2,464)
5/15/2023	UBS	8,704,500 PHP	$159,394	$(2,631)
5/16/2023	BNP Paribas	60,000 EUR	$63,833	$(81)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
5/22/2023	Barclays	120,771,000 CLP	$143,248	$1,057
Contracts Sold:
3/15/2023	Bank of America	2,628,458,000 COP	$530,091	$(9,105)
3/15/2023	Bank of America	435,000 EUR	$440,394	$(20,146)
3/15/2023	Barclays	50,350,000 MXN	$2,521,431	$(222,194)
3/15/2023	BNP Paribas	3,455,616 ZAR	$197,909	$10,003
3/15/2023	Morgan Stanley	3,785,400 MXN	$204,875	$(1,396)
3/15/2023	Morgan Stanley	495,000 PLN	$111,427	$280
4/13/2023	Morgan Stanley	83,399,000 CLP	$102,844	$2,673
4/17/2023	Bank of America	44,300,000 COP	$9,205	$178
4/17/2023	BNP Paribas	71,910,000 COP	$15,533	$880
4/17/2023	Citibank	$30,000	1,032,351 THB	$(649)
4/24/2023	BNY Mellon	1,050,000 BRL	$199,561	$986
4/24/2023	HSBC	6,595,000 BRL	$1,275,209	$27,968
4/27/2023	BNP Paribas	8,208,350 INR	$98,625	$(224)
4/27/2023	Morgan Stanley	50,000 GBP	1,185,409 MXN	$3,857
5/9/2023	UBS	159,000 BRL	$30,282	$302
5/15/2023	Bank of America	8,704,500 PHP	$157,288	$525
5/15/2023	Citibank	1,154,240 PEN	$302,506	$12
5/16/2023	Citibank	$60,000	55,680 EUR	$(838)
5/16/2023	Citibank	$60,000	7,845,943 JPY	$(1,724)
5/16/2023	Citibank	$60,000	94,326 NZD	$(1,680)
5/22/2023	Barclays	120,771,000 CLP	$149,729	$5,424
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(162,570)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $289,813 and $134,348, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Written Option Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2022	$52,057
Purchases at Cost	3,279,949
Proceeds from Sales	(3,000,490)
Change in Unrealized Appreciation/Depreciation	(3)
Net Realized Gain/(Loss)	104
Value as of 2/28/2023	$331,617
Shares Held as of 2/28/2023	331,617
Dividend Income	$6,904
1
Non-income-producing security.
2
Issuer in default.
3
Zero coupon bond, reflects effective rate at time of purchase.
4
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund's Adviser acting through its Valuation Committee.
5
Perpetual Bond Security. The maturity date reflects the next call date.
6
7-day net yield.

7
Assets, other than investments in securities, less liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser's valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$11,585,281	$28,514	$11,613,795
Corporate Bonds	—	5,343,812	30,000	5,373,812
Exchange-Traded Fund	8,653	—	—	8,653
Purchased Call Option	—	353	—	353
Purchased Put Option	—	178	—	178
Investment Company	331,617	—	—	331,617
TOTAL SECURITIES	$340,270	$16,929,624	$58,514	$17,328,408
Other Financial Instruments:
Assets
Futures Contracts	$1,080	$—	$—	$1,080
Swap Contracts	—	802	—	802
Foreign Exchange Contracts	—	160,625	—	160,625
Liabilities
Futures Contracts	(8)	—	—	(8)
Written Call Options	—	(545)	—	(545)
Written Put Options	—	(1,583)	—	(1,583)
Swap Contracts	—	(36,434)	—	(36,434)
Foreign Exchange Contracts	—	(323,195)	—	(323,195)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,072	$(200,330)	$—	$(199,258)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Foreign Governments/ Agencies	Investments in Corporate Bonds
Balance as of 11/30/2022	$287,554	$30,000
Accreted/amortized discount/premiums	—	—
Transfers into Level 3	—	—
Net realized gain/(loss)	—	—
Change in unrealized appreciation/depreciation	(259,040)	—
Purchases	—	—
(Sales)	—	—
Balance as of 2/28/2023	$28,514	$30,000
The total change in unrealized appreciation/depreciation attributable to investments still held at February 28, 2023	$(259,040)	$—
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
JSC	—Joint Stock Company
KRW	—South Korean Won
MXN	—Mexican Peso
NZD	—New Zealand Dollar
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
RON	—Romanian Leu
RUB	—Russian Ruble
SGD	—Singapore Dollar
THB	—Thai Baht
USD	—United States Dollar
ZAR	—South African Rand